Property and Equipment, Net (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Summary of Property and Equipment

Property and equipment consisted of the following at:

	December 31, 2016	June 30, 2016
	(Unaudited)
Office furniture and equipment	$51,794	$51,794
Automobiles	24,696	-
Warehouse equipment	15,254	15,254
Molds and dies	4,200	4,200
Leasehold Improvements	4,227	4,227
Total, cost	100,171	75,475
Accumulated Depreciation	(48,230)	(37,799)
Property and equipment, net	$51,941	$37,676

Property and equipment consisted of the following at:

	June 30, 2016	June 30, 2015
Office furniture and equipment	$51,794	$46,233
Warehouse equipment	15,254	13,254
Molds and dies	4,200	6,650
Leasehold improvements	4,227	—
Total, cost	75,475	66,137
Accumulated Depreciation	(37,799)	(23,845)
Property and equipment, net	$37,676	$42,292

Environmental Turf Services, LLC [Member]
Summary of Property and Equipment

As of June 30, 2016 and September 30, 2016 property and equipment consisted of the following:

	June	Sept
Automobiles	$50,277	$50,277
Computers	2,745	2,745
Equipment	4,104	5,935
Furniture and fixtures	1,065	1,065
	58,191	58,572

Less: accumulated depreciation	(33,876)	(35,326)
	$24,315	$24,696

As of December 31, 2015 and 2014, property and equipment consisted of the following:

	2015	2014
Automobiles	$37,557	$37,557
Computers	2,745	1,632
Equipment	2,629	2,629
Furniture and fixtures	2,541	2,541
	45,472	44,359

Less: accumulated depreciation	(33,876)	(28,071)
	$11,596	$16,288